Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies [Abstract]
Capital contributions payment due in less than 1 year	$ 1,000	[1]
Capital contributions payment due in 1-3 years	4,000	[1]
Capital contributions payment due in 3-5 years		[1]
Capital contributions payment due more than 5 years		[1]
Capital contributions payments, total	5,000	[1]
Short-term loans, due in less than 1 year	6,734
Total short-term loans	6,734		6,230
Operating lease obligations - Honesty Group payment due in less than 1 year	96	[2]
Operating lease obligations - Honesty Group payment due in 1-3 years	142	[2]
Operating lease obligations - Honesty Group payment due in 3-5 years	71	[2]
Operating lease obligations - Honesty Group payment due more than 5 Years		[2]
Operating lease obligations - Honesty Group, total	309	[2]
Other operating lease obligations due in less than 1 year	558
Other operating lease obligations due in 1-3 years	371
Other operating lease obligations due in 3-5 years
Other operating lease obligations due more than 5 years
Other operating lease obligations, total	929
Total contractual obligations due in less than 1 year	8,388
Total contractual obligations due in 1-3 years	4,513
Total contractual obligations due in 3-5 years	71
Total contractual obligations due in more than 5 years
Total contractual obligations due	$ 12,972

[1]	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2013, SGOCO International had not injected capital to SGOCO Shenzhen. SGOCO International is required to pay $1,000,000 and the remaining $4,000,000 within 3 months and within two years, respectively, of the date of issuance of the subsidiary's business license according to PRC registration capital management rules. SGOCO International is in the process of arranging to pay the initial capital of $1,000,000.
[2]	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from [Honesty Group for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1 to 7 years from July 1, 2011.]